Benefits Payable (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following Plans had benefit payments that were approved for payment prior to December 31 but were not paid until subsequent to December 31:

Plan No.	Plan Name	2025	2024
033	Acuity Inc. 401(k) Plan	$2,586	$43,071
067	Acuity Brands Lighting, Inc. 401(k) Plan for Hourly Employees	—	114,171
070	Holophane Division of Acuity Brands Lighting 401(k) Plan for Hourly Employees Covered by a Collective Bargaining Agreement	12,387	—